Deferred Revenue - Additional Information (Detail)	12 Months Ended
Dec. 31, 2025
Capitalized Contract Cost [Line Items]
Performance obligation satisfied over time percentage	55.00%
Performance obligation satisfied over time explanation	January 1, 2026 to December 31, 2026
Remaining performance obligation percentage	45.00%
Remaining performance obligation expected timing of satisfaction explanation	January 1, 2027 to December 31, 2036